Share-Based Compensation - Additional Information (Detail) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2012 shares	Dec. 31, 2016 USD ($) $ / shares shares	Dec. 31, 2015 USD ($) $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2012 Installment $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share-based compensation expense | $		$ 3,000	$ 49,000	$ 49,000
Tax benefit relating to share-based compensation expense | $		0	$ 3,000	$ 4,000
Unrecognized share-based compensation expense | $		$ 31,000
Unrecognized share-based compensation costs weighted-average period		1 year 7 months 6 days
Shares authorizes		25,000,000
Common shares authorized period		5 years
CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares authorized period		5 years
Number of outstanding options		7,210,881	8,642,903
CNH DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of outstanding options		30,000
CNH DCP [Member] | CNH Industrial [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Share exchange ratio with new entity		3.828
CNH DCP [Member] | Annual Retainer [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $		$ 125
CNH DCP [Member] | Audit Committee Membership [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $		25
CNH DCP [Member] | Audit Committee Chair [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $		35
CNH DCP [Member] | Governance [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $		20
CNH DCP [Member] | Governance And Sustainability Committee Chair [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Annual board of directors member fee | $		$ 25
CNH Industrial DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Lock in Period for sale of common shares		6 months
Stock options terminate after grant date		10 years
Stock option termination date after individual ceases to director		6 months
Common shares available for issuance		200,000
Common shares issued		50,000
Share based compensation, exercise price | $ / shares		$ 9.42
Share based compensation, weighted average fair value | $ / shares		$ 0	$ 1.65	$ 2.72
Executive Director [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Shares authorizes		7,000,000
Performance Shares [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Reversal of previously recognized share-based compensation expense | $		$ 37,000
Granted		500,000	1,000,000	12,000,000
Share-based award period		five-year period from January 1, 2014 to December 31, 2018
Share-based award, performance goal description		The performance goals include a performance condition as well as a market condition, with each weighted at 50% and paying out independently of the other.
Percentage of grants to be vested in February 2017		33.00%
Cumulative percentage of grants to be vested in February 2018		67.00%
Cumulative percentage of grants to be vested in February 2019		100.00%
Share-based performance period before vesting		3 years
Fair value of stock awarded | $ / shares		$ 7.08	$ 9.33	$ 9.48
Expected weighted average grant date		5 years
Performance Shares [Member] | Minimum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale		0.00%
Performance Shares [Member] | Maximum [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Payout scale		150.00%
Market Condition Award [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Fair value of stock options awarded | $ / shares		$ 3.17	$ 7.95	$ 8.19
Percentage of awards issued on grant dates		90.00%
Restricted Stock Units [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted		2,000,000	2,000,000	1,000,000
Fair value of stock awarded | $ / shares		$ 7.30	$ 8.60	$ 9.21
Vesting period		3 years	3 years	3 years
Restricted Stock Units [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted		0	0		700,000
Fair value of stock awarded | $ / shares					$ 11.40
Vesting period					3 years
Number of installments | Installment					3
Restricted Stock Units [Member] | CNH Industrial DCP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted		20,000
Fair value of stock awarded | $ / shares		$ 6.78	$ 8.16	$ 9.12
Restricted Stock Units [Member] | Board of Directors Chairman [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted				3,000,000
Fair value of stock awarded | $ / shares				$ 10.41
Restricted Stock Units [Member] | Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche One [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested				750,000
Restricted Stock Units [Member] | Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche Two [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested			750,000
Restricted Stock Units [Member] | Board of Directors Chairman [Member] | Share-based Compensation Award, Tranche Three [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Restricted share unit vested		600,000
Stock Option Plan [Member] | CNH EIP [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Original contract term of option		5 years
Shares issued during period		0	0	0
Stock Option Plan [Member] | CNH EIP [Member] | Target Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued	2,700,000
Stock Option Plan [Member] | CNH EIP [Member] | Actual Grant [Member]
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Common shares issued					4,000,000